Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Expenses
Summary of income tax expenses
	Year Ended December 31,
	2012	2013	2014	2014
	(RMB)	(RMB)	(RMB)	($)
Current	62,717,151	27,150,033	26,403,549	4,315,010
Deferred	—	—	—	—
Income tax expenses	62,717,151	27,150,033	26,403,549	4,315,010

Schedule of principal components of the deferred income tax assets

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Non-current deferred tax assets:
Change in fair value of available-for-sale securities	248,712	—	—

Valuation allowances	—	—	—
Net non-current deferred income tax assets	248,712	—	—

Schedule of reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses
	Year Ended December 31,
	2012	2013	2014
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	—	0.45%	—%
Effective tax rate	25.00%	25.45%	25.00%